Investment Strategy	Jan. 22, 2026
Twin Oak Enhanced Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek capital appreciation. The Fund seeks to achieve its investment objective by investing in domestic equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities or utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), that primarily invest in equity securities. In seeking to reduce the overall volatility of the Fund’s portfolio, the Fund may also buy and sell options on equity positions, both individual equities as well as equity ETFs or indices. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.

The Fund’s strategy seeks to provide the returns of the domestic equity market with reduced volatility through the use of options. The Fund’s strategy will seek to maintain net equity market exposure between 75%-125% of the Fund’s net assets. The strategy may be implemented through physical security ownership or through the use of swaps, options, structured notes, and other derivatives.

The Fund uses both a “bottom-up” approach to selecting equity investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In addition to the options strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods and throughout the ordinary course of portfolio management, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Enhanced Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income oriented instruments and other investments that provide economic exposure to fixed income instruments selected by the Fund’s adviser, Twin Oak ETF Company (“Twin Oak” or the “Adviser”). The Fund defines “fixed income oriented instruments and other investments that provide economic exposure to fixed income instruments” as debt securities, such as bonds and loans, other fixed income investments, and fixed income ETFs, structured notes or derivatives that provide investment exposure to these fixed income oriented investments either directly or indirectly.

The Adviser seeks to achieve the Fund’s investment objective primarily by investing in fixed income ETFs either directly or via derivatives or by investing in derivatives on fixed income indices in order to gain exposure to these fixed income-related instruments. The Fund expects to utilize swaps, options and other derivatives contracts that use fixed income instruments or fixed income indices or ETFs as reference assets.

The Fund expects to have exposure to fixed income-related instruments across multiple sectors. The ETFs and fixed income indices underlying the derivatives contracts that the Fund utilizes will have exposure to fixed income investments with different maturities, durations, and quality requirements. These investment sectors include, but are not limited to: corporate debt, fixed-income securities rated below investment grade (or “high yield” bonds), fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), bank loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations.

In managing the Fund, the Adviser may seek to implement a hedging strategy that is complementary to its core fixed income strategy, utilizing options contracts, swaps and other derivatives. The hedging will be deployed at the discretion of the portfolio managers and may be used to hedge portfolio exposures, such as, though not limited to, interest rate risk, duration or credit risk. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Adviser expects that the implementation of the Fund’s investment strategy, which may include a significant level of investment in derivatives, will have the effect of creating leverage in the Fund and that the Fund’s potential exposure will routinely be greater than its net assets.

The Fund also expects to hold cash and cash-like instruments and high-quality short term fixed income securities as collateral for the swaps and other derivatives contracts. The Adviser may invest in non-affiliated money market funds as part of the collateral component of the portfolio. The Fund may also invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), as collateral for the swaps and other derivatives contracts, or for general liquidity management. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing globally in equity securities (e.g. common and preferred stock) of small, medium, and large companies in developed and emerging markets. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via swaps, options, structured notes and other derivatives to achieve the desired global equity exposure. The Fund will invest across domestic, international, and emerging markets.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers. Under normal circumstances, the Fund intends to invest at least 30% of its net assets in securities issued by non-U.S. issuers. Under normal circumstances, the Fund will invest in at least five different countries.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

The Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods and throughout the ordinary course of portfolio management, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Strategic Solutions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is total return. The Fund seeks to achieve its investment objective by investing in domestic equity securities (e.g. common and preferred stock) of all market capitalizations. The Fund may invest directly in equity securities or in other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), that primarily invest in equity securities. The Fund may also invest in derivatives, including but not limited to options, swaps, futures, and structured notes, to achieve the desired equities exposure.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In managing the Fund, the Adviser may also seek to implement a hedging strategy utilizing option contracts, swaps and other derivatives. The hedging strategies will be deployed at the discretion of the portfolio manager and may be used to hedge specific portfolio exposures through the use of derivatives such as puts, calls, or collars on specific securities, or more macro exposures, such as, though not limited to, overall market risk or volatility. Macro hedges may include, though are not limited to, hedges on indices or ETFs that track certain exposures to give the portfolio more defensive characteristics or the potential to reduce the overall market risk in the portfolio. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In addition to the hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Hedged Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via derivatives to achieve the desired exposure. The Fund primarily invests in securities of U.S. issuers. The Fund will not invest in foreign or emerging markets securities as part of its principal investment strategy. The Fund may also invest in fixed income securities of corporate and government issuers. Fixed income securities may be of any maturity or duration and may be of any rating, including those rated below investment grade.

The Fund invests its assets in accordance with the following ranges:

Equity	0% - 100%
Fixed Income	0% - 100%

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In managing the Fund, the Adviser may also seek to implement a hedging strategy utilizing option contracts, swaps and other derivatives. The hedging strategies will be deployed at the discretion of the portfolio manager and may be used to hedge specific portfolio exposures through the use of derivatives such as puts, calls, or collars on specific securities, or more macro exposures, such as, though not limited to, overall market risk or volatility. Macro hedges may include, though are not limited to, hedges on indices or ETFs that track certain exposures or hedges on certain market exposures like interest rates or fixed income credit risk to give the portfolio more defensive characteristics or the potential to reduce the overall market risk in the portfolio. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation and balance risk exposure. This includes analysis of the characteristics of each security including sectors, stocks and asset classes. Under various market conditions, such as increased volatility and market downturns, the Adviser may, in its sole discretion, increase its allocation to fixed income securities in pursuit of the Fund's investment objective. In addition to the fixed income and hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).